Investments - Unaudited Condensed Financial Information Equity Investments (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Balance sheet data:
Current assets	¥ 3,123,695		¥ 2,598,487		$ 452,893
Non-current assets	2,015,724		2,379,831		292,253
Current liabilities	1,778,527		1,353,894		257,862
Non-current liabilities	256,106		264,281		37,132
Operating data:
Gross profit	631,505	$ 91,560	526,960	¥ 1,077,267
Net income (loss)	(520,691)	(75,492)	(353,204)	411,157
Equity Method Investment, Nonconsolidated Investee, Other [Member]
Balance sheet data:
Current assets	463,921		520,871		67,262
Non-current assets	1,404,594		1,798,402		203,647
Current liabilities	173,776		182,176		25,195
Non-current liabilities	13,249		7,746		1,921
Redeemable preferred shares	1,059,852		906,420		$ 153,664
Operating data:
Revenues	755,532	109,542	925,020	944,974
Gross profit	285,140	41,341	407,487	307,531
Operating income (loss)	(10,022)	(1,453)	459,079	109,456
Net income (loss)	¥ (8,133)	$ (1,179)	¥ 464,352	¥ 115,962